23. Loans and Financing (Tables)	12 Months Ended
Dec. 31, 2017
Loans And Financing Tables
Loans and Financing

			Issue	Number of	Final	Annual rate p.y.	Finance
	Contracts	Company	Date	installment	maturity	(interest + commission)	charges	Principal	12.31.2017	12.31.2016
Foreign currency
National Treasury Department - STN
(Secretaria do Tesouro Nacional)
(1)	Par Bond	Copel	05.20.1998	1	04.11.2024	6.0% + 0.20%	Half-yearly	17,315	52,768	53,498
(1)	Discount Bond	Copel	05.20.1998	1	04.11.2024	1.1875%+0.20%	Half-yearly	12,082	36,502	37,007
Total foreign currency									89,270	90,505

Local currency
Banco do Brasil
(2)	21/02155-4	Copel DIS	09.10.2010	2	08.15.2018	109.0% of DI	Half-yearly	116,667	60,049	122,713
(3)	21/02248-8	Copel DIS	06.22.2011	2	05.16.2018	109.0% of DI	Half-yearly	150,000	75,601	152,314
(4)	CCB 21/11062X	Copel DIS	08.26.2013	3	07.27.2018	106.0% of DI	Half-yearly	151,000	51,932	151,359
(5)	CCB 330.600.773	Copel DIS	07.11.2014	3	07.11.2019	111.8% of DI	Half-yearly	116,667	80,699	124,170
(6)	CFX 17/35959-7	Copel DIS	05.16.2017	2	05.06.2019	12.0%	Quarterly	75,000	75,291	-
(7)	CCB 21/00851-5	Copel DIS	06.30.2017	2	06.13.2019	11.0%	Quarterly	38,889	38,241	-
(8)	CCB 17/35960-0	Copel DIS	07.27.2017	2	07.17.2019	11.0%	Quarterly	50,333	51,073	-
(9)	CFX 17/35958-9	Copel DIS	08.15.2017	2	08.05.2019	11.0%	Quarterly	58,333	58,636	-
(10)	NCI 330.600.132	Copel	02.28.2007	3	02.28.2019	107.8% of DI	Half-yearly	231,000	157,707	241,312
(11)	NCI 330.600.151	Copel	07.31.2007	3	07.31.2017	111.0% of DI	Half-yearly	18,000	-	6,366
(12)	CCB 306.401.381	Copel	07.21.2017	3	07.21.2020	120.0% of DI	Half-yearly	640,005	660,949	677,177
(13)	NCI 306.401.445	Copel	02.24.2017	2	02.15.2020	124.5% of DI	Half-yearly	77,000	78,186	-
									1,388,364	1,475,411
Eletrobras
(14)	980/95	Copel DIS	12.22.1994	80	11.15.2018	8.0%	Quarterly	11	3	5
(14)	981/95	Copel DIS	12.22.1994	80	08.15.2019	8.0%	Quarterly	1,169	115	180
(14)	982/95	Copel DIS	12.22.1994	80	02.15.2020	8.0%	Quarterly	1,283	48	71
(14)	983/95	Copel DIS	12.22.1994	80	11.15.2020	8.0%	Quarterly	11	77	103
(14)	984/95	Copel DIS	12.22.1994	80	11.15.2020	8.0%	Quarterly	14	33	44
(14)	985/95	Copel DIS	12.22.1994	80	08.15.2021	8.0%	Quarterly	61	23	29
(15)	142/06	Copel DIS	05.11.2006	120	09.30.2018	5.0% + 1.0%	Monthly	74,340	2,730	6,369
(15)	206/07	Copel DIS	03.03.2008	120	08.30.2020	5.0% + 1.0%	Monthly	109,642	23,746	32,648
(15)	273/09	Copel DIS	02.18.2010	120	12.30.2022	5.0% + 1.5%	Monthly	63,944	8,222	9,866
									34,997	49,315
Caixa Econômica Federal
(15)	415.855-22/14	Copel DIS	03.31.2015	120	12.08.2026	6.0%	Monthly	2,844	5,087	5,631
(16)	3153-352	Copel DIS	11.01.2016	36	01.15.2022	5.5 % above TJLP	Quarterly	489	498	-
									5,585	5,631
Finep
(17)	21120105-00	Copel TEL	07.17.2012	81	10.15.2020	4%	Monthly	35,095	8,855	11,983
(17)	21120105-00	Copel TEL	07.17.2012	81	10.15.2020	3.5% + TR	Monthly	17,103	7,482	10,043
									16,337	22,026
BNDES
(18)	820989.1	Copel GeT	03.17.2009	179	01.15.2028	1.63% above TJLP	Monthly	169,500	118,370	128,722
(19)	1120952.1-A	Copel GeT	12.16.2011	168	04.15.2026	1.82% above TJLP	Monthly	42,433	26,078	28,895
(20)	1120952.1-B	Copel GeT	12.16.2011	168	04.15.2026	1.42% above TJLP	Monthly	2,290	1,407	1,559
(21)	1220768.1	Copel GeT	09.28.2012	192	07.15.2029	1.36% above TJLP	Monthly	73,122	55,357	59,493
(22)	13211061	Copel GeT	12.04.2013	192	10.15.2031	1.49% above TJLP	Monthly	1,041,155	871,022	923,982
(23)	13210331	Copel GeT	12.03.2013	168	08.15.2028	1.49% and 1.89% above TJLP	Monthly	17,644	13,878	15,017
(24)	15206041	Copel GeT	12.28.2015	168	06.15.2030	2.42% above TJLP	Monthly	34,265	25,899	27,666
(25)	15205921	Copel GeT	12.28.2015	168	12.15.2029	2.32% above TJLP	Monthly	21,584	15,734	16,860
(26)	14205611-A	Copel DIS	12.15.2014	72	01.15.2021	2.09% p.y. above TJLP	Monthly	41,583	21,266	27,893
(26)	14205611-B	Copel DIS	12.15.2014	6	02.15.2021	2.09 p.y. above TR BNDES	Annual	17,821	15,384	18,735
(27)	14205611-C	Copel DIS	12.15.2014	113	06.15.2024	6% p.y.	Monthly	78,921	50,949	58,787
(28)	14205611-D	Copel DIS	12.15.2014	57	02.15.2021	TJLP	Monthly	750	29	38
(29)	14212711	Santa Maria	06.01.2015	192	08.15.2031	1.66% p.y. above TJLP	Monthly	59,462	51,578	54,734
(29)	14212721	Santa Helena	06.01.2015	192	08.15.2031	1.66% p.y. above TJLP	Monthly	64,520	55,932	59,355
(30)	11211521	GE Farol	03.19.2012	192	06.15.2030	2.34% p.y. above TJLP	Monthly	54,100	48,742	52,053
(30)	11211531	GE Boa Vista	03.19.2012	192	06.15.2030	2.34% p.y. above TJLP	Monthly	40,050	36,034	38,482
(30)	11211541	GE S.B. do Norte	03.19.2012	192	06.15.2030	2.34% p.y. above TJLP	Monthly	90,900	81,723	87,275
(30)	11211551	GE Olho D'Água	03.19.2012	192	06.15.2030	2.34% p.y. above TJLP	Monthly	97,000	87,278	93,229
									1,576,660	1,692,775

(31)	Promissory notes	Copel GeT	12.29.2015	1	12.18.2017	117% of DI	Single installment	500,000	-	581,909
(32)	Promissory notes	Copel GeT	05.12.2017	1	05.12.2019	117% of DI	Single installment	500,000	529,919	-
									529,919	581,909
Banco do Brasil
BNDES Transfer
(33)	21/02000-0	Copel GeT	04.16.2009	179	01.15.2028	2.13% above TJLP	Monthly	169,500	118,373	128,721
									118,373	128,721
Total local currency									3,670,235	3,955,788
									3,759,505	4,046,293
								Current	784,666	1,470,742
								Noncurrent	2,974,839	2,575,551

Allocation:
(1) The restructuring of medium and long-term debt in connection with the financing received under Law No. 4,131/1962.
(2) (3) (4) (5) (6) (7) (8) (9) (10) (11) (12) (13) Working capital.
(14) National Program for Watering - Proni.
(15) Rural Electricity Program - Luz para Todos.
(16) Operation for the acquisition of machinery and/or equipment and IT and automation equipment.
(17) BEL project - ultra wide band intranet service (Ultra Wide Band - UWB).
(18) (33) Construction of the Mauá Hydroelectric Power Plant and its transmission system, in consortium with Eletrosul.
(19) Implementation of transmission line between substations Foz do Iguaçu and Cascavel Oeste.
(20) Purchase of machinery and equipment for implementation of the transmission line described above.
(21) Implementation of Cavernoso II SHP.
(22) Implementation of HPP Colíder and associated transmission system.
(23) Implementation of the 230/138kV Cerquilho III Substation.
(24) Implementation of transmission line Assis – Paraguaçu Paulista II.
(25) Implementation of transmission lines Londrina – Figueira and Salto Osório – Foz do Chopim C2.
(26) Investment in preservation of businesses, improvements, operational support and general investments in expansion.
(27) National machinery and equipment accredited by BNDES.
(28) Implementation, expansion and consolidation of projects and Enterprises Social Investment Programs (ISE).
(29) (30) Construction and implementation of wind generating plant.
(31) Payment of grant – auction 012/2015, relative to HPP GPS.
(32) Payment of the first installment of Copel’s debentures and working capital improvement of Copel GeT.
Guarantees:
(1) Company’s centralized revenues account. Deposited Collateral (23.1).
(2) (3) Pledge until 360 days.
(2) (3) (4) (5) (6) (7) (8) (9) (10) (11) (12) (13) (20) Credit assignment.
(14) (15) Own revenue, supported by power of attorney granted by a public instrument, and the issue of promissory notes and commercial duplicates equal to the number of installments falling due.
(16) Fiduciary assignment of trade notes.
(17) Withhold the amounts from the checking account in which revenues are deposited.
(18) (21) (33) Total revenue from the sale and/or transaction of CCEAR energy, related to the project, through Concession Agreement of Attachment of Revenues, Account Management and Other Covenants.
(19) (20) Fiduciary assignment of rights under the Concession Agreement No. 027/2009-ANEEL, Transmission Service Provision Contract No.
09/2010-ONS and contracts for use of Transmission System, signed by the ONS, the Dealerships and the Transmission System users, including the total income from the provision of transmission services.
(22) Fiduciary assignment of rights under the Concession Agreement No. 01/2011MME-HPP Colíder and fiduciary assignment due to the Purchase and Sale of Energy (CCVEE) between Copel and BRF - Brasil Foods S.A.
(23) Fiduciary assignment of rights under the Public Service Concession Agreement for Electric Power Transmission No. 015/2010-ANEEL, signed between Copel and the Federal Government.
(24) Assignment of credit rights deriving from Concession Agreement No. 002/2013 - ANEEL.
(25) Assignment of credit rights deriving from Concession Agreement No. 022/2012 - ANEEL.
(26) (27) (28) Surety of Companhia Paranaense de Energia; fiduciary assignment of income and indemnity rights of the concession.
(29) Guarantee from Companhia Paranaense de Energia; pledge of shares; assignment of credit rights deriving from Electricity Agreement Reservation No. 153/2011; assignment of revenues arising from the project.
(30) Pledge of shares (GE Farol, GE Boa Vista, GE São Bento do Norte and GE Olho D'Água); assignment of receivables arising from the sale of electricity produced by the project; assignment of machinery and equipment assembled or built with the funds pegged to it.
(31) (32) Surety of Companhia Paranaense de Energia.

Loans and Financing by Currency and Index

		12.31.2017%		12.31.2016%
Foreign currency - change in currencies in the period (%)
U.S. Dollar	(1.32)	89,270	2.37	90,505	2.24
		89,270	2.37	90,505	2.24
Local currency - accumulated index in the period (%)
CDI	6.89	1,695,042	45.09	2,057,320	50.84
TJLP	7.00	1,629,198	43.34	1,743,974	43.10
TR	0.00	22,866	0.61	28,778	0.71
Without indexer	-	323,129	8.59	125,716	3.11
		3,670,235	97.63	3,955,788	97.76
		3,759,505	100.00	4,046,293	100.00

Maturity of Noncurrent Installments

12.31.2017	Foreign currency	Local currency	Total
2019	-	1,219,313	1,219,313
2020	-	407,504	407,504
2021	-	141,144	141,144
2022	-	136,801	136,801
2023	-	135,156	135,156
After 2023	88,485	846,436	934,921
	88,485	2,886,354	2,974,839

Changes in Loans and Financing

	Foreign currency	Local currency	Total
Balance as of January 1, 2016	104,434	3,972,626	4,077,060
Funding	-	93,806	93,806
Charges	3,909	448,161	452,070
Monetary and exchange variations	(13,878)	26,336	12,458
Amortization - principal	-	(226,973)	(226,973)
Payment - charges	(3,960)	(358,168)	(362,128)
Balance as of December 31, 2016	90,505	3,955,788	4,046,293
Funding	-	800,044	800,044
Charges	3,868	395,081	398,949
Monetary and exchange variations	(1,184)	18,623	17,439
Amortization - principal	-	(971,187)	(971,187)
Payment - charges	(3,919)	(528,114)	(532,033)
Balance as of December 31, 2017	89,270	3,670,235	3,759,505

Financial Covenants

Company	Contract	Financial index	Limit
Copel GeT	BNDES Finem No. 820989.1 - Mauá	EBITDA / Net financial results	≥ 1.3
Banco do Brasil No. 21/02000-0 - Mauá
	3rd issue of Promissory Notes	Consolidated net debt / Consolidated EBITDA	≤ 3.5
		Debt service coverage ratio	≥ 1.5
Copel DIS	BNDES Finem No. 14205611	Financial indebtedness / adjusted EBITIDA	≤ 5.0
Santa Maria	BNDES Finem No. 14212711	Debt service coverage ratio	≥ 1.3
Santa Helena	BNDES Finem No. 14212721
São Bento Energia, Investimento e Participações	BNDES Assignment Agreement	Debt service coverage ratio	≥ 1.3
GE Boa Vista S.A.	BNDES Finem No. 11211531
GE Farol S.A.	BNDES Finem No. 11211521
GE Olho D´Água S.A.	BNDES Finem No. 11211551
GE São Bento do Norte S.A.	BNDES Finem No. 11211541
Financing for businesses - Finem